Exhibit 99.6 Schedule 5

	Client Name:	New Residential Investment Corp
	Client Project Name:	NRMLT 2025-NQM3
	Start - End Dates:	9/24/2024 - 10/2/2024
	Deal Loan Count:	4

	Conditions Report 2.0

	Loans in Report:	4
	Loans with Conditions:	2

Loan Number	Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors	Full Diligence ID
1923659	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	Compliance	Right of Rescission	Active	B	B	B	B	CMPROR117	ROR - Expiration date on form prior to end of rescission period	No	Provide completed ROR (H8) including date of transaction (current is blank), Midnight of date (current is blank). Executed by borrower upon receipt.	9/30/24-Client provided Incomplete ROR form, still lacking "Midnight of date (current is blank)." section to be completed.10.1.24-Client provided ROR form with midnight of date as 9/XX/24. ROR form received on 9/XX/24. This is not the 3rd business day (9/XX/24 is a Sunday). Provide ROR form with corrected date (9/XX/24 or later) , initialed by borrower for "Midnight of Date".	(No Data)	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- XX Comments:  Borrowers have 9 years 4 months at current residence.

CFCFS1737: LTV below guideline requirements
- XX Comments:  LTV of 55% is 20% below the 75% LTV allowed for the program.

CFCFS1741: Credit score exceeds guidelines
- XX Comments:  Qualifying FICO of 647 is 47 points above the 600 FICO required for the program.
																																						XX
1923659	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	Credit	DTI	Satisfied	C	A	C	A	CRDDTI187	Debt Ratio > 50%	No	DTI of 51.11% is greater than the maximum 50% DTI allowed with disposable income less than $4,000 per month.	10.1.2024-Client's response: September 27th 2024, 2:45:31 pmPer guidelines non taxable income can be grossed up by 25% including XX income. which was done, the DTI is 43.51% please see attached.10.1.2024-XX's response: Received the XX grossed up, exception satisfied.	10.1.2024-Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- XX Comments:  Borrowers have 9 years 4 months at current residence.

CFCFS1737: LTV below guideline requirements
- XX Comments:  LTV of 55% is 20% below the 75% LTV allowed for the program.

CFCFS1741: Credit score exceeds guidelines
- XX Comments:  Qualifying FICO of 647 is 47 points above the 600 FICO required for the program.
																																						XX
1923659	XX	XX	UT	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	Credit	Income/Employment	Satisfied	B	A	B	A	CRDINC125	Disposable/residual income does not meet guidelines	No	Borrowers have DTI of 51.11% and disposable income of $1,730.83 which is less than the minimum $4,000 disposable income required for loans between 50% - 55% DTI.	10.1.2024-Client's response: September 27th 2024, 2:45:31 pmPer guidelines non taxable income can be grossed up by 25% including XX income. which was done, the DTI is 43.51% please see attached.10.1.2024-XX's response: Received the XX grossed up, exception satisfied.	10.01.2024-Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- XX Comments:  Borrowers have 9 years 4 months at current residence.

CFCFS1737: LTV below guideline requirements
- XX Comments:  LTV of 55% is 20% below the 75% LTV allowed for the program.

CFCFS1741: Credit score exceeds guidelines
- XX Comments:  Qualifying FICO of 647 is 47 points above the 600 FICO required for the program.
																																						XX
1923653	XX	XX	GA	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- XX Comments:  753 qualifying credit score per CBR.

CFCFS1737: LTV below guideline requirements
- XX Comments:  80% LTV per review; 90% LTV is maximum allowed per guidelines.

CFCFS1742: Consumer credit history exceeds guidelines
- XX Comments:  196 months of 0x30 consumer credit history per CBR.

CFCFS1740: Mortgage payment history exceeds guidelines
- XX Comments:  64 months of 0x30 mortgage history per CBR.
																																						XX
1923646	XX	XX	AR	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- XX Comments:  696 mid-score per 8/6/24 CBR.

CFCFS1736: Significant time at current residence
- XX Comments:  9.3 years living at primary residence.

CFCFS1731: Verified cash reserves exceed guidelines
- XX Comments:  6.85 months of reserves in file.

CFCFS1737: LTV below guideline requirements
- XX Comments:  75% LTV per review; 80% LTV is maximum allowed per guidelines.
																																						XX
1923645	XX	XX	FL	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Insurance	Satisfied	D	A	D	A	CRDINSR865	Missing proof of flood insurance in File	No	Missing required flood policy paid for on final CD.	9.27.24 A copy of the flood policy has been uploaded for your review, 9.27.24 exception satisfied	9.27.24 exception satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- XX Comments:  Significant time in profession, 4 year, 7 months.

CFCFS1741: Credit score exceeds guidelines
- XX Comments:  758 Credit score exceeds guidelines.
																																						XX
1923645	XX	XX	FL	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Terms/Guidelines	Active	B	B	B	B	CRDTER110	Loan amount exceeds guideline maximum	No	Loan amount of $XX exceeds guideline maximum of $3,000,000Credit exception request noted in file.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- XX Comments:  Significant time in profession, 4 year, 7 months.

CFCFS1741: Credit score exceeds guidelines
- XX Comments:  758 Credit score exceeds guidelines.
																																						XX